Interest income	12 Months Ended
Dec. 31, 2025
Interest expense (income), defined benefit plans [abstract]
Interest income
6. Interest income

	For the years ended,
	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Interest on related party loan	-	-	6,841
Interest on bank deposits	536,157	2,342,071	560,349
Total	536,157	2,342,071	567,190
Lifezone generates interest income through its corporate treasury operations by investing group cash in the Secured Overnight Financing Rate (“SOFR”) or term deposit facilities provided by its two primary international banking partners.